UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01660

Exact name of registrant as specified in charter:	Prudential’s Gibraltar Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	9/30/2006

Item 1. Schedule of Investments

Prudential’s Gibraltar Fund, Inc.

Schedule of Investments As of September 30, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS

Aerospace & Defense — 4.2%
Boeing Co.	61,400	4,841,390
United Technologies Corp.	67,800	4,295,130

		9,136,520

Beverages — 4.8%
PepsiCo, Inc.	161,100	10,513,386

Biotechnology — 4.0%
Amgen, Inc.(a)	62,100	4,442,013
Genentech, Inc.(a)	53,100	4,391,370

		8,833,383

Capital Markets — 8.0%
Charles Schwab Corp. (The)	250,500	4,483,950
Goldman Sachs Group, Inc.	14,300	2,419,131
Merrill Lynch & Co., Inc.	75,900	5,936,898
UBS AG	79,200	4,697,352

		17,537,331

Chemicals — 2.7%
E.I. du Pont de Nemours & Co.	119,500	5,119,380
Monsanto Co.	16,900	794,469

		5,913,849

Communications Equipment — 8.9%
Cisco Systems, Inc.(a)	231,000	5,313,000
Corning, Inc.(a)	109,900	2,682,659
Motorola, Inc.	200,600	5,015,000
Nokia OYJ, ADR (Finland)	112,000	2,205,280
QUALCOMM, Inc.	115,800	4,209,330

		19,425,269

Computers & Peripherals — 2.6%
Apple Computer, Inc.(a)	73,400	5,654,002

Consumer Finance — 2.7%
American Express Co.	103,400	5,798,672

Diversified Financial Services — 1.6%
NYSE Group, Inc.(a)	46,600	3,483,350

Electronic Equipment & Instruments — 1.4%
Agilent Technologies, Inc.(a)	95,000	3,105,550

Energy Equipment & Services — 1.5%
Schlumberger Ltd.	53,400	3,312,402

Food & Staples Retailing — 4.2%
CVS Corp.	147,200	4,728,064
Whole Foods Market, Inc.	74,400	4,421,592

		9,149,656

Health Care Equipment & Supplies — 3.8%
Alcon, Inc.	43,400	4,969,300
St. Jude Medical, Inc.(a)	92,900	3,278,441

		8,247,741

Health Care Providers & Services — 6.6%
Caremark Rx, Inc.	95,000	5,383,650
CIGNA Corp.	19,400	2,256,608
WellPoint, Inc.(a)	87,600	6,749,580

		14,389,838

Hotels, Restaurants & Leisure — 1.7%
Marriott International, Inc. “Class A”	96,800	3,740,352

Household Products — 2.2%
Procter & Gamble Co.	78,327	4,854,707

Industrial Conglomerates — 3.4%
3M Co.	38,800	2,887,496
General Electric Co.	125,500	4,430,150

		7,317,646

Insurance — 2.6%
American International Group, Inc.	85,800	5,685,108

Internet Software & Services — 2.2%
Google, Inc. “Class A”(a)	12,100	4,862,990

Media — 3.6%
News Corp. “Class A”	115,600	2,271,540
Walt Disney Co.	177,500	5,486,525

		7,758,065

Multiline Retail — 4.6%
Federated Department Stores, Inc.	145,700	6,295,697
Target Corp.	66,700	3,685,175

		9,980,872

Oil, Gas & Consumable Fuels — 2.2%
Occidental Petroleum Corp.	54,000	2,597,940
Suncor Energy, Inc.	30,000	2,161,500

		4,759,440

Pharmaceuticals — 7.4%
Abbott Laboratories	100,800	4,894,848
Novartis AG, ADR (Switzerland)	96,700	5,651,148
Sanofi-Aventis, ADR (France)	76,600	3,406,402
Wyeth	45,200	2,297,968

		16,250,366

Semiconductors & Semiconductor Equipment — 3.4%
Marvell Technology Group, Ltd.(a)	145,800	2,824,146
Texas Instruments, Inc.	137,700	4,578,525

		7,402,671

Software — 6.5%
Adobe Systems, Inc.(a)	127,300	4,767,385
Electronic Arts, Inc.(a)	75,600	4,209,408
Microsoft Corp.	91,900	2,511,627
SAP AG, ADR (Germany)	56,700	2,806,650

		14,295,070

Textiles, Apparel & Luxury Goods — 2.1%
NIKE, Inc. “Class B”	51,800	4,538,716

TOTAL INVESTMENTS — 98.9% (cost $177,012,375)(b)		215,946,952
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		2,338,902

NET ASSETS — 100.0%		$218,285,854

The following abbreviation is used in portfolio descriptions:

ADR— American Depositary Receipt

(a)	Non-income producing security.
(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$ 178,926,959	$38,920,579	$1,900,586	$37,019,993

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Short-term securities, which mature in sixty days or less are valued at, amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential’s Gibraltar Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David R. Odenath
David R. Odenath
President and Principal Executive Officer

Date November 27, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 27, 2006

*	Print the name and title of each signing officer under his or her signature.